Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash		$ 217,885	$ 72,288
Restricted cash		9,565
Accounts receivable, net		206,329	448,070
Inventories		52,263	152,788
Prepayments and other current assets		46,426	45,659
Total Current Assets		532,468	718,805
Non-current assets:
Operating lease right-of-use assets		156,130	217,928
Property and equipment, net		58,885
Deferred tax assets		22,124	2,940
Deferred offering cost		832,561	445,921
Other non-current assets		14,468	16,140
Total Non-current assets		1,084,168	682,929
Total Assets		1,616,636	1,401,734
Currents Liabilities:
Accounts payable		18,000	11,171
Contract liabilities		28,668	132,656
Accrued expenses and other current liabilities		115,851	97,918
Operating lease liabilities, current		50,825	53,315
Total Current Liabilities		1,205,371	680,401
Non-current Liabilities
Operating lease liabilities, non-current		104,993	165,011
Total Non-current Liabilities		104,993	165,011
Total Liabilities		1,310,364	845,412
Commitments and contingencies (Note 11)
SHAREHOLDERS’ EQUITY
Additional paid-in capital		120,714	119,586
Statutory reserves		89,685	89,685
Retained earnings		137,737	378,954
Accumulated other comprehensive loss		(43,064)	(33,103)
Total Shareholders’ equity		306,272	556,322
Total Liabilities and Shareholders’ Equity		1,616,636	1,401,734
Class A ordinary shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	433	433
Class B ordinary shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	767	767
Related Party
Currents Liabilities:
Due to related parties		$ 992,027	$ 385,341

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.